CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Share capital	Share premium	Accumulated losses	Other reserves Equity-settled share-based payment reserve	Total equity attributable to owners of the parent	Total
Equity at beginning of period at Dec. 31, 2018	€ 3,597	€ 673,454	€ (169,603)	€ 30,947	€ 538,395	€ 538,395
Total comprehensive loss of the period			(45,121)		(45,121)	(45,121)
Share-based payment				17,199	17,199	17,199
Issue of new shares	177	176,548			176,725	176,725
Accounting treatment of the share subscription agreement		(24,948)			(24,948)	(24,948)
Exercise of stock options	36	3,108			3,144	3,144
Equity at end of period (Balances without adoption of IFRS 15) at Jun. 30, 2019	3,810	828,162	(214,724)	48,146	665,394	665,394
Equity at beginning of period at Dec. 31, 2019	4,276	1,308,539	(332,568)	70,499	1,050,746	1,050,746
Total comprehensive loss of the period			(205,637)		(205,637)	(205,637)
Share-based payment				35,796	35,796	35,796
Issue of new shares	421	731,125			731,546	731,546
Share issue costs		(551)			(551)	(551)
Exercise of stock options	14	4,540			4,554	4,554
Equity at end of period at Jun. 30, 2020	€ 4,711	€ 2,043,653	€ (538,205)	€ 106,295	€ 1,616,454	€ 1,616,454